SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Nov. 30, 2022
Common Class A [Member]
Numerator:
Allocation of net loss, as adjusted	$ 659,298	$ (67,927)	$ 358,268	$ (56,194)	$ 607,651
Denominator:
Basic and diluted weighted average shares outstanding	11,615,000	5,428,750	2,875,000	2,151,278	7,311,950
Basic and diluted net loss per ordinary share	$ 0.06	$ (0.01)	$ 0.12	$ (0.03)	$ 0.08
Common Class B [Member]
Numerator:
Allocation of net loss, as adjusted	$ 163,192	$ (33,474)	$ 1,447,401	$ (74,125)	$ 209,438
Denominator:
Basic and diluted weighted average shares outstanding	2,875,000	2,675,272	11,615,000	2,837,756	2,520,195
Basic and diluted net loss per ordinary share	$ 0.06	$ (0.01)	$ 0.12	$ (0.03)	$ 0.08